Revenue (Tables)	12 Months Ended
Jun. 30, 2020
Revenue [abstract]
Disclosure of Revenue

	SA Rand
Figures in million	2020	2019	2018

Revenue from contracts with customers	30 642	26 459	19 255
Gold	29 704	25 693	19 162
Silver[1]	839	589	74
Uranium[2]	99	177	19
Hedging gain/(loss)[3]	(1 397)	453	1 197

Total revenue[4]	29 245	26 912	20 452

[1]	Derived from the Hidden Valley operation in Papua New Guinea.

[2]	Derived from the Moab Khotsong operation.

[3]	Relates to the realised effective portion of the hedge-accounted gold derivatives. Refer to note 18 for further information.

[4]	A geographical analysis of revenue is provided in the segment report in note 39.

Average Commodity Price [Table Text Block]
Below are the average commodity prices received for the financial years:

	2020	2019	2018

Gold[1]
– US$ per ounce (US$/oz)	1 461	1 287	1 380
– Rand per kilogram (R/kg)	735 569	586 653	570 709

Silver
– US$ per ounce (US$/oz)	16.85	15.00	16.88
– Rand per kilogram (R/kg)	8 485	6 837	6 974

Uranium
– US$ per pound (US$/lb)	25.34	26.23	23.71
– Rand per kilogram (R/kg)	875	820	672

[1]	The gold price includes the realised effective portion of the hedge-accounted gold derivatives.